Exhibit 99.22

Client Name:
Client Project Name:	OBX 2019-EXP1
Start - End Dates:	7/4/2016 - 1/26/2018
Deal Loan Count:	119

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	1
Compliance	Compliance Manual	CMPMAN2956	Missing disclosure	1
Total				6

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